Income Taxes - Schedule of Effective Tax Rate (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Income tax by applying the weighted average statutory rate	30.00%	30.00%	30.00%
Effects of inflation over monetary assets	(3.50%)	(3.50%)	(3.90%)
(Unrecognized) applied tax loss carryforwards	0.80%	0.80%	0.80%
Derecognition of deferred tax asset			0.90%
Tax rate change in border area	(0.10%)	(0.10%)	0.30%
Employee benefits	(0.10%)	(0.10%)	(0.10%)
Cancellation of recoverable tax on assets - undue payments			(0.80%)
Other	(1.30%)	(1.30%)	(0.60%)
Effective tax rate	25.80%	25.80%	26.60%
Income before income taxes	$ 2,385,770	$ 7,346,185	$ 7,007,672
Income tax by applying the weighted average statutory rate	715,731	2,203,856	2,102,302
Effects of inflation over monetary assets	(255,946)	(260,249)	(271,601)
(Unrecognized) applied tax loss carryforwards	48,041	61,953	57,733
Derecognition of deferred tax asset			60,115
Tax rate change in border area	45,220	(10,332)	19,391
Employee benefits	(3,127)	(9,586)	(603)
Cancellation of recoverable tax on assets - undue payments			(54,444)
Other	(82,852)	(94,199)	(43,852)
Income tax	$ 467,067	$ 1,891,443	$ 1,869,041